Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Receivable, Net [Abstract]
Account Receivable, Net

	December 31, 2019	December 31, 2018
Accounts receivable	$34,235	$25,100
Less: Provision for doubtful accounts	—	—
Accounts receivable, net	$34,235	$25,100